Financial risks (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial risks
Cash	kr 568,400	kr 306,700
Average weighted duration of the bond portfolio	3 years	3 years
USD
Financial risks
Effect	kr 58,124	kr 30,657
Percentage of reasonably possible decrease	10.00%	10.00%